Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands				12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2024 CNY (¥) Customer	Dec. 31, 2024 USD ($) Customer	Dec. 31, 2023 CNY (¥) Customer	Dec. 31, 2023 USD ($) Customer	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2020	Dec. 31, 2017
Convenience translation rate	7.2993			7.2993					7.2993
Equity method investment realized gain loss	¥ 247	$ 34		¥ 93	$ 13	¥ 361		¥ 294
Breakage Income				7,712	1,057	10,924		26,392
Increase in deferred revenue				12,642	1,732	17,096		(4,762)
Deferred revenue recognized				61,907	8,481	56,514		66,198
Impairment loss on contract assets				61,856	8,474	58,790
Remaining performance obligation	574,042			574,042		577,266			$ 78,643
Employee benefit expenses				53,878	$ 7,381	¥ 70,230		¥ 88,293
Assets held at major financial institutions	522,162			¥ 522,162					71,536
Foreign currency exchange rate, Appreciation depreciation percentage				2.80%	2.80%	2.90%	2.90%	8.20%
Convertible note receivable	0			¥ 0		¥ 5,320			0
Gain On Investments				5,320	$ 729	215		¥ 105
Accrued Liabilities and Other Liabilities	89,498			89,498		104,935			12,262
Increase Decrease In Research And Development Expenses				2,821	386	663		2,337
Net Income (Loss)				(346,626)	(47,489)	(653,689)		(971,233)
Net cash generated from (used in) operating activities				(92,300)	(12,640)	(255,783)		(456,808)
Equity Method Investment, Realized Gain (Loss) on Disposal	247	$ 34		93	13	361		294
Impairment of Long-Lived Assets to be Disposed of				35,127	$ 4,812	0		0
Impairment, Long-Lived Asset, Held-for-Use						0		¥ 0
Government Assistance [Member]
Accrued Liabilities and Other Liabilities	¥ 229			¥ 229		1,090			$ 31
Convertible Note Receivable [Member]
Convertible note receivable										¥ 5,000
Convertible note receivable interest rate										4.00%
Contract with Customer Asset [Member]
Increase in contract assets						¥ (8,893)	$ (1,218)
EaSuMed Holding Ltd [Member]
Equity method investment ownership percentage			20.29%
Payments to acquire equity method investments | $			$ 363
Supplier Concentration Risk [Member]
Concentration risk, Percentage				62.00%	62.00%	65.00%	65.00%	50.00%
Geographic Concentration Risk [Member] | Non PRC [Member]
Concentration risk, Percentage				100.00%	100.00%
Maximum [Member]
Value added tax rate												13.00%
Lease term	6 years			6 years					6 years
Minimum [Member]
Value added tax rate											6.00%
Lease term	3 months			3 months					3 months
Accounts Receivable [Member] | Contract with Customer Asset [Member]
Increase in contract assets						¥ 5,827	$ 798
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Number of customers | Customer				0	0	0	0
Concentration risk, Percentage				10.00%	10.00%	10.00%	10.00%
Long-aged contract assets [Member] | Contract with Customer Asset [Member]
Increase in contract assets						¥ 3,066	$ 420